Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Significant components of the Company’s and its subsidiaries’ assets are as follows

	As of December 31,
	2018	2017
	(in thousands)
Deferred tax assets
Israeli subsidiary net-operating-loss carry forward	$6,230	$4,868
Maltese subsidiary net-operating-loss carry forward	4,611	4,611
Israeli subsidiary capital-loss carry forward	294	142
Other reserves and allowances	16	12
Total deferred-tax assets	11,151	9,633
Valuation allowance	(11,151)	(9,633)
Net deferred-tax assets	$–	$–

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the Company’s effective tax expense to the Company’s theoretical statutory tax benefit is as follows:

	Year ended December 31,
	2018	2017	2016
	(in thousands)

Loss before taxes on income, as reported in the consolidated statements of operations	$9,781	$12,299	$16,847

Statutory tax rate	12%	24%	25%

Theoretical tax benefit	1,174	2,952	4,212
Losses and other items for which a valuation allowance was provided or benefit from loss carry forwards	(1,174)	(2,952)	(4,212)
Tax withheld from upfront payment from Samil	75	-	105
Others	-	-	1
Actual tax expense	$75	$-	$106